Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable	Note 5. Accounts Receivable At September 30, 2022 and December 31, 2021, accounts receivable was $54,822 and $55,169, respectively, and determined to be fully collectible.	Note 5. Accounts Receivable At December 31, 2021 and 2020, accounts receivable was $55,169 and $52,761, respectively, and determined to be fully collectible.